CONCENTRATION AND RISKS (Details)	12 Months Ended
Dec. 31, 2024
Foreign Currency exchange rate risk | RMB Against US Dollar
CONCENTRATION AND RISKS
Percentage of depreciation in foreign currency exchange rate	3.00%